CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income
Loans, including fees	$ 285,689	$ 306,075	$ 195,917
Investment securities
Taxable	28,239	21,748	29,376
Tax-exempt	767	934	1,492
Total investment securities interest	29,006	22,682	30,868
Other earning assets	(5,878)	14,745	6,443
Total interest income	308,817	343,502	233,228
Interest expense
Deposits	40,781	58,336	47,580
Short-term borrowings	163	94	1,318
Long-term borrowings	3,586	8,341	7,145
Subordinated debentures and capital securities	391	1,221	1,202
Total interest expense	44,921	67,992	57,245
Net interest income	263,896	275,510	175,983
Provision for loan and lease losses - uncovered	19,210	33,564	56,084
Provision for loan and lease losses - covered	64,081	63,144	0
Net interest income after provision for loan losses	180,605	178,802	119,899
Noninterest income
Service charges on deposit accounts	19,206	22,188	19,662
Trust and wealth management fees	14,340	13,862	13,465
Bankcard income	9,291	8,518	5,961
Net gains from sales of loans	4,258	4,632	1,196
Gains on sales of investment securities	2,541	0	3,349
Gain on acquisition	0	0	342,494
FDIC loss sharing income	60,888	51,844	0
Accelerated discount on covered loans	20,521	29,067	8,601
(Loss) income on preferred securities	0	(30)	139
Other	11,486	16,750	9,848
Total noninterest income	142,531	146,831	404,715
Noninterest expenses
Salaries and employee benefits	106,914	117,363	86,068
Net occupancy	21,410	22,555	16,202
Furniture and equipment	9,945	10,299	8,054
Data processing	5,716	5,152	3,475
Marketing	5,794	5,357	3,494
Communication	3,203	3,908	3,246
Professional services	9,636	9,169	6,032
Debt extinguishment	0	8,029	0
State intangible tax	3,583	4,843	2,508
FDIC assessments	5,676	8,312	6,847
Loss-other real estate owned	3,971	1,163	268
Loss-Covered other real estate owned	9,224	916	0
Other	33,025	36,614	34,444
Total noninterest expenses	218,097	233,680	170,638
Income before income taxes	105,039	91,953	353,976
Income tax expense	38,300	32,702	132,639
Net income	66,739	59,251	221,337
Dividends on preferred stock	0	1,865	3,578
Net income available to common shareholders	$ 66,739	$ 57,386	$ 217,759
Net earnings per common share - basic:	$ 1.16	$ 1.01	$ 4.84
Net earnings per common share - diluted:	$ 1.14	$ 0.99	$ 4.78
Average common shares outstanding-basic	57,691,979	56,969,491	45,028,640
Average common shares outstanding-diluted	58,693,205	57,993,078	45,556,868